Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2023	2024
Non-current liabilities
Secured bank loans	1,903	2,609
Lease liabilities	13,747	12,969
Convertible notes	—	201,240
Non-current portion of loans and borrowings	15,650	216,818

	As at March 31
Particulars	2023	2024
Current liabilities
Current portion of secured bank loans	764	1,117
Current portion of lease liabilities	2,632	3,689
Current portion of convertible notes	216,118	—
Current portion of loans and borrowings	219,514	4,806

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2023		As at March 31, 2024
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2023 - 2029	3,397	2,667	4,961	3,726
Lease liabilities	Multiple	3%-12%	2023 - 2028	38,791	16,379	42,536	16,658
Convertible notes	USD	7.39%	2026	230,000	216,118	230,000	201,240

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible Notes	Total
Balance as at April 1, 2021	735	15,646	187,574	203,955

Proceeds from bank loans	1,169	—	—	1,169
Repayment of bank loans	(479)	—	—	(479)
Additions to lease liabilities	—	1,804	—	1,804
Adjustment due to modifications	—	(1,053)	—	(1,053)
Payment of lease liabilities	—	(1,771)	—	(1,771)
Interest accrued	78	1,569	13,666	15,313
Interest paid	(78)	(1,569)	—	(1,647)
Effect of change in foreign exchange rates	(33)	(674)	—	(707)
Balance as at March 31, 2022	1,392	13,952	201,240	216,584

Proceeds from bank loans	2,168	—	—	2,168
Repayment of bank loans	(749)	—	—	(749)
Acquired through business combination	—	199	—	199
Additions to lease liabilities	—	7,255	—	7,255
Adjustment due to modifications	—	(1,435)	—	(1,435)
Payment of lease liabilities	—	(2,415)	—	(2,415)
Interest accrued	189	1,554	14,878	16,621
Interest paid	(189)	(1,554)	—	(1,743)
Effect of change in foreign exchange rates	(144)	(1,177)	—	(1,321)
Balance as at March 31, 2023	2,667	16,379	216,118	235,164

Proceeds from bank loans	2,114	—	—	2,114
Repayment of bank loans	(1,009)	—	—	(1,009)
Acquired through business combination	—	115	—	115
Additions to lease liabilities	—	3,540	—	3,540
Adjustment due to modification/change in estimate	—	(26)	(30,578)	(30,604)
Payment of lease liabilities	—	(3,105)	—	(3,105)
Interest accrued	266	1,783	15,700	17,749
Interest paid	(266)	(1,783)	—	(2,049)
Effect of change in foreign exchange rates	(46)	(245)	—	(291)
Balance as at March 31, 2024	3,726	16,658	201,240	221,624